Organization and Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 486,396	$ 184,224		$ 141,590	$ 186,706
Restricted cash		14,801		2,929	1,916
Total cash, cash equivalents and restricted cash	$ 503,825	$ 199,025	$ 198,201	$ 144,519	$ 188,622	$ 48,074